Share-based compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 03, 2025	Nov. 10, 2025	Oct. 01, 2025	Sep. 16, 2025	Aug. 25, 2025	Sep. 30, 2025	Jul. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation								$ 1,000		$ 3,200
Retraction of exchangeable shares and conversion to common stock, shares								7,676
Share based compensation, pre-merger										$ 400
Stock issued during period shares new issues							2,193,355
Shares issued price per share							$ 0.61
Shares issued for account payable										1,941,120
Accounts payable						$ 2,147		$ 1,247	$ 2,147	$ 2,147	$ 39,842
Stock issued during period shares issued for services						394,780	394,780
Inventory [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts payable						$ 2,900			2,900	2,900
Professional Fee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accounts payable						$ 3,100			$ 3,100	$ 3,100
Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted	1,935,000							2,723,691
Weighted average grant date fair value	$ 0.39
Stock issued during period shares new issues					2,396,697				2,987,477
Shares issued price per share					$ 0.40
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted		476,191	312,500
Weighted average grant date fair value		$ 0.21	$ 0.32
Stock issued during period shares new issues				196,000
Shares issued price per share				$ 0.35
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted								2,723,691		4,044,347	1,291,530
Share based compensation										$ 2,000
Authorized shares issuance of restricted stock										290,611
Weighted average grant RSU						$ 1.94			$ 1.94	$ 1.94
2019 Incentive Award Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized issuance shares of common stock						1,928,023		1,928,023	1,928,023	1,928,023
2019 Incentive Award Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted								34,091		34,091